Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 1,145,200	$ (2,751,500)	$ 997,000	$ (4,341,000)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation - corporate only	32,600	30,000	65,200	56,100
Depreciation - included in cost of goods sold	1,682,600	1,276,500	3,082,900	2,352,400
Amortization of gold bond discount	143,200	195,400	299,600	403,200
Unrealized loss on derivatives	187,700	1,348,300	220,500	1,313,000
Gain on sales of investments available-for-sale	(65,700)		(150,700)
Gain on asset disposals	(503,700)		(503,700)
Non-cash proceeds		(69,000)		(69,000)
Share-based compensation expense	127,900	80,900	237,000	166,100
Accretion of asset retirement obligation	108,300	121,800	216,600	243,700
Changes in operating assets and liabilities:
Increase in inventories	(112,100)	(956,900)	(1,129,600)	(2,629,200)
Increase in prepaid and other assets	(525,900)	(1,557,800)	(1,187,200)	(2,250,800)
Decrease (increase) in accounts payable and accrued liabilities	(112,200)	762,000	710,600	1,272,200
Decrease in asset retirement obligations	(124,500)	(171,200)	(238,200)	(287,400)
Total adjustments	838,200	1,060,000	1,623,000	570,300
Net cash and cash equivalents provided by (used in) operating activities	1,983,400	(1,691,500)	2,620,000	(3,770,700)
Cash flows from investing activities:
Purchases and development of property and equipment	(2,778,300)	(307,500)	(4,580,500)	(1,095,700)
Increase in restricted cash	(30,000)	(1,900)	(29,700)	(28,500)
Proceeds from sale of investments available-for-sale	197,600		282,600
Proceeds from sale of property and equipment	132,800		132,800
Net cash and cash equivalents used in investing activities	(2,477,900)	(309,400)	(4,194,800)	(1,124,200)
Cash flows from financing activities:
Repayments of notes payable	(202,200)	(1,800)	(1,532,700)	(3,500)
Repayments of gold bonds	(906,200)	(906,300)	(1,812,500)	(1,812,500)
Repayments of capital lease obligations	(53,500)	(469,700)	(116,500)	(895,500)
Net cash and cash equivalents used in financing activities	(1,161,900)	(1,377,800)	(3,461,700)	(2,711,500)
Effect of exchange rate changes on cash	(4,900)	(8,200)	(1,700)	6,700
Net decrease in cash and cash equivalents	(1,661,300)	(3,386,900)	(5,038,200)	(7,599,700)
Cash and cash equivalents, beginning of the period	6,216,300	8,847,500	9,593,200	13,060,300
Cash and cash equivalents, end of the period	4,555,000	5,460,600	4,555,000	5,460,600
Supplemental disclosures of cash flow information:
Interest paid	322,000	686,500	703,200	1,460,200
Supplemental disclosures on noncash investing activity:
Capitalized leases for Briggs mining equipment	1,244,400	59,800	1,244,400	1,477,700
Marketable securities received for option payments			196,800	196,900
Embedded derivative fair value		572,300		572,300
Depreciation processed through inventory	1,682,600	1,276,500	3,082,900	2,352,400
Supplemental disclosures on noncash financing activities:
Issued 17,724 shares for exercise of options		14,700		14,700
Issued 2,000,000 shares for debentures converted into shares			$ 938,400